Reverse Recapitalization - PIPE Financing (Details) - PIPE financing $ / shares in Units, $ in Millions	Mar. 26, 2024 USD ($) $ / shares shares
Reverse Recapitalization [Line Items]
Number of shares issued | shares	4,529,967
Issue price per share | $ / shares	$ 6.67
Value of shares issued	$ 30.2
Net proceeds from PIPE financing	$ 17.1